Nature of Business and Liquidity - Additional Information (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Nature of Business and Liquidity
Net cash used in operating activities							$ 11,742,788	$ 3,666,132	$ 5,266,885	$ 492,971
Net loss	$ (4,289,610)	$ (4,671,232)	$ (3,470,070)	$ (2,329,706)	$ 2,770,904	$ (4,485,338)	(12,430,912)	$ (4,044,140)	(6,843,399)	(2,343,893)
Accumulated deficit	(22,736,193)						(22,736,193)		(10,305,281)	(3,461,882)
Cash	8,790,540						8,790,540		$ 20,825,860	$ 828,016
Amount expects to receive under year two	$ 928,000						$ 928,000